Derivative Financial Instruments - Hedging Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) instrument	Dec. 31, 2022 USD ($) instrument
Derivative Financial Instruments
Average remaining maturity	6 years
Net Investment Hedging
Derivative Financial Instruments
Notional amount	$ 4,900	$ 4,700
Average remaining maturity	1 month 6 days	1 month 6 days
Interest Rate Swap
Derivative Financial Instruments
Notional amount	$ 6,725	$ 6,525
Interest Rate Swap | Fair Value Hedging
Derivative Financial Instruments
Notional amount	$ 6,700	$ 6,500
Average remaining maturity	5 years 6 months	6 years
Number of derivative instruments outstanding | instrument	0	0
Forward-starting interest rate swaps
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (15)
Forward-starting interest rate swaps | Cash Flow Hedging
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ (121)	$ (139)
Foreign exchange contracts
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	(69)
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Financial Instruments
Notional amount	$ 6,700	5,900
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge | Maximum
Derivative Financial Instruments
Term of contract	1 year
Foreign exchange contracts | Cash Flow Hedging
Derivative Financial Instruments
Notional amount	$ 5,200	3,100
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 23	0
Maximum length of time hedged	7 years
Foreign exchange contracts | Net Investment Hedging
Derivative Financial Instruments
Notional amount	$ 15,900	13,400
Foreign Exchange Forward
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	(20)
Foreign Exchange Forward | Cash Flow Hedging
Derivative Financial Instruments
Notional amount	$ 9,200	$ 8,100
Average remaining maturity	7 months 6 days	7 months 6 days
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 40	$ 66
Maximum length of time hedged	2 years
Currency Swap
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (23)
Currency Swap | Cash Flow Hedging
Derivative Financial Instruments
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	(68)	(101)
Equity contracts hedging employee compensation obligations | Not Designated as Hedging Instrument, Economic Hedge
Derivative Financial Instruments
Notional amount	$ 1,200	$ 1,100